Property and Equipment	12 Months Ended
Dec. 31, 2014
Property and Equipment
Property and Equipment

Note 4. Property and Equipment

        Property and equipment at December 31, 2014 and 2013 consists of the following (amounts in thousands):

	2014	2013
Land and improvements	$8,724	$8,724
Building	7,066	6,827
Equipment	23,270	21,880
Towers	5,433	5,260

	44,493	42,691
Less: accumulated depreciation	(22,969)	(19,581)

	21,524	23,110
Equipment installations in progress	2,343	1,565

	$23,867	$24,675

        Depreciation expense was $3.8 million, $3.8 million and $3.5 million for the years ended December 31, 2014, 2013 and 2012, respectively.